INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Investment in Usinas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of unconsolidated structured entities [line items]
Usiminas' shareholders' equity	$ 13,768,393	$ 12,235,038	$ 8,443,153	$ 7,714,873
Investments in non-consolidated companies	821,571	751,475	471,306
Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS
Disclosure of unconsolidated structured entities [line items]
Usiminas' shareholders' equity	$ 4,437,784	3,897,000
Percentage of interest of the Company over shareholders' equity	20.40%
Investments in non-consolidated companies	$ 725,705	$ 681,711	$ 422,948
Purchase price allocation	56,255
Goodwill	199,213
Impairment	(435,207)
Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS | Ternium S.A.
Disclosure of unconsolidated structured entities [line items]
Investments in non-consolidated companies	$ 905,444